Note 10 - Commitments and Contingent Liabilities (Details) - Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Standby letters of credit	$ 4,110	$ 6,257
Fixed Rate Commitments [Member]
Other Commitments [Line Items]
Commitments	223	237
Variable Rate Commitments [Member]
Other Commitments [Line Items]
Commitments	$ 51,011	$ 60,971